RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 5) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Other Current Assets (Note 5)	409	395
Intangible and Other Assets (Note 11)	93	112
Accounts Payable and Other (Note 13)	(749)	(357)
Other Long-Term Liabilities (Note 14)	(411)	(255)
Total liabilities	(658)	(105)
Derivatives instruments, excluding net investment hedges | Other Current Assets
Derivatives, Fair Value [Line Items]
Other Current Assets (Note 5)	409	395
Derivatives instruments, excluding net investment hedges | Intangible and Other Assets
Derivatives, Fair Value [Line Items]
Intangible and Other Assets (Note 11)	93	112
Derivatives instruments, excluding net investment hedges | Accounts Payable and Other
Derivatives, Fair Value [Line Items]
Accounts Payable and Other (Note 13)	(749)	(357)
Derivatives instruments, excluding net investment hedges | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Other Long-Term Liabilities (Note 14)	(411)	(255)